Reportable Segments (Details) - Schedule of Selected consolidated financial information by segment - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Loss from operations	$ (712,877)	$ (358,723)	$ (2,959,492)	$ (1,817,963)
Total assets	185,729,816		183,775,510	350,491,959
One Energy Enterprises Inc [Member]
Segment Reporting Information [Line Items]
Operating revenues	1,392,042	1,771,317	6,008,988	7,921,152
Depreciation, amortization and accretion expense	1,326,494	867,541	4,001,528	3,552,277
Loss from operations	(7,424,555)	(4,299,755)	(18,254,852)	(10,061,054)
Total assets	76,396,297		75,785,268	68,277,956
Total capital expenditures	144,698		6,866,310	6,220,632
Corporate and Eliminations [Member] | One Energy Enterprises Inc [Member]
Segment Reporting Information [Line Items]
Operating revenues	0	51,662	99,589	(5,470)
Depreciation, amortization and accretion expense	108,774	63,487	269,092	322,857
Loss from operations	(4,478,647)	(3,757,149)	(12,872,854)	(8,334,163)
Total assets	18,472,681		16,601,224	16,898,426
Total capital expenditures	27,779		2,756,117	3,942
Operating Segments [Member] | Long-Term Contract with Customer [Member] | One Energy Enterprises Inc [Member]
Segment Reporting Information [Line Items]
Operating revenues	427,236	1,384,327	4,025,202	4,399,220
Depreciation, amortization and accretion expense	839,513	704,461	2,858,625	2,817,765
Loss from operations	(768,540)	236,271	(555,992)	(84,150)
Total assets	49,987,697		50,777,471	44,133,316
Total capital expenditures	0		2,091,966	348,183
Operating Segments [Member] | Short-Term Contract with Customer [Member] | One Energy Enterprises Inc [Member]
Segment Reporting Information [Line Items]
Operating revenues	964,806	335,328	1,884,197	3,527,403
Depreciation, amortization and accretion expense	378,207	99,593	873,811	411,655
Loss from operations	(2,177,368)	$ (778,877)	(4,826,006)	(1,642,740)
Total assets	7,935,919		8,406,573	7,246,214
Total capital expenditures	$ 116,919		$ 2,018,227	$ 5,868,507